Segment Information - Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting Information
Total assets	$ 206,512	$ 203,439	$ 203,439	$ 65,689
Non-segment assets
Segment Reporting Information
Total assets	139,537	140,435	140,435	19,437
Patient services | Operating segments
Segment Reporting Information
Total assets	47,086	44,223	44,223	36,446
Dispensary | Operating segments
Segment Reporting Information
Total assets	6,172	4,277	4,277	4,319
Clinical trials & other | Operating segments
Segment Reporting Information
Total assets	$ 13,717	$ 14,504	$ 14,504	$ 5,487